Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Guarantees
Maturity less than 1 year	44,752	41,121
Maturity greater than 1 year	14,030	19,175
Total gross amount	58,782	60,296
Total net amount	57,727	59,203
Carrying value	773	835
Collateral received	19,641	19,692
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,684	2,682
Maturity greater than 1 year	1,461	1,526
Total gross amount	4,145	4,208
Total net amount	3,954	4,060
Carrying value	11	14
Collateral received	2,211	2,330
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,933	4,819
Maturity greater than 1 year	2,335	3,049
Total gross amount	7,268	7,868
Total net amount	6,416	6,946
Carrying value	60	103
Collateral received	3,034	3,277
Securities lending indemnifications
Guarantees
Maturity less than 1 year	11,968	11,479
Maturity greater than 1 year	0	0
Total gross amount	11,968	11,479
Total net amount	11,968	11,479
Carrying value	0	0
Collateral received	11,968	11,479
Derivatives
Guarantees
Maturity less than 1 year	21,972	18,247
Maturity greater than 1 year	9,010	13,403
Total gross amount	30,982	31,650
Total net amount	30,982	31,650
Carrying value	664	715
Other guarantees
Guarantees
Maturity less than 1 year	3,195	3,894
Maturity greater than 1 year	1,224	1,197
Total gross amount	4,419	5,091
Total net amount	4,407	5,068
Carrying value	38	3
Collateral received	2,428	2,606